Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	MUTUAL FUND SERIES TRUST
Central Index Key	0001355064
Amendment Flag	false
Document Creation Date	May 04, 2012
Document Effective Date	May 07, 2012
Prospectus Date	May 07, 2012